Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (16.6%)
	Communication Services (1.7%)
	Liberty Media Corp.
90,000	2.250%, 08/15/27*	$83,845
90,000	1.375%, 10/15/23	109,468
31,000	0.500%, 12/01/50*	32,434
170,000	Live Nation Entertainment, Inc.^ 2.000%, 02/15/25	170,019
47,000	Twitter, Inc. 0.250%, 06/15/24	47,846

		443,612

	Consumer Discretionary (2.8%)
125,000	Airbnb, Inc. 0.000%, 03/15/26	103,761
55,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	66,245
55,000	DISH Network Corp. 3.375%, 08/15/26	38,077
235,000	Ford Motor Company 0.000%, 03/15/26	216,094
31,000	Liberty Broadband Corp.* 2.750%, 09/30/50	29,725
95,000	Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	87,442
7,000	Tesla, Inc. 2.000%, 05/15/24	89,711
115,000	Vail Resorts, Inc. 0.000%, 01/01/26	101,496

		732,551

	Energy (1.1%)
55,000	EQT Corp. 1.750%, 05/01/26	151,874
65,000	Pioneer Natural Resources Company 0.250%, 05/15/25	141,156

		293,030

	Financials (0.2%)
50,000	Ares Capital Corp. 4.625%, 03/01/24	51,179

	Health Care (3.2%)
85,000	Alnylam Pharmaceuticals, Inc.* 1.000%, 09/15/27	83,372
60,000	CONMED Corp.* 2.250%, 06/15/27	51,864
110,000	Dexcom, Inc. 0.250%, 11/15/25	101,927
52,000	Envista Holdings Corp. 2.375%, 06/01/25	85,860
44,000	Halozyme Therapeutics, Inc.* 1.000%, 08/15/28	41,447
46,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	40,254
200,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	214,588
70,000	Omnicell, Inc. 0.250%, 09/15/25	74,446

PRINCIPAL AMOUNT		VALUE
95,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	$94,400
55,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	49,773

		837,931

	Industrials (2.7%)
55,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	54,983
17,000	Chart Industries, Inc.* 1.000%, 11/15/24	53,674
170,000	John Bean Technologies Corp. 0.250%, 05/15/26	141,510
115,000	Middleby Corp. 1.000%, 09/01/25	131,744
135,000	Southwest Airlines Company^ 1.250%, 05/01/25	154,675
185,000	Uber Technologies, Inc. 0.000%, 12/15/25	153,517

		690,103

	Information Technology (4.3%)
41,000	Akamai Technologies, Inc. 0.375%, 09/01/27	38,428
78,000	Bill.com Holdings, Inc.* 0.010%, 04/01/27	61,269
120,000	CyberArk Software, Ltd. 0.000%, 11/15/24	137,043
28,000	Datadog, Inc. 0.125%, 06/15/25	33,417
	Enphase Energy, Inc.
100,000	0.000%, 03/01/26	115,680
65,000	0.000%, 03/01/28	77,525
150,000	Microchip Technology, Inc. 0.125%, 11/15/24	152,197
30,000	Nova, Ltd. 0.000%, 10/15/25	37,804
155,000	ON Semiconductor Corp. 0.000%, 05/01/27	204,969
50,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	84,775
55,000	Perficient, Inc.* 0.125%, 11/15/26	41,404
47,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	55,892
60,000	Tyler Technologies, Inc. 0.250%, 03/15/26	57,265

		1,097,668

	Materials (0.2%)
35,000	Lithium Americas Corp.* 1.750%, 01/15/27	30,705
33,000	MP Materials Corp.* 0.250%, 04/01/26	30,086

		60,791

	Real Estate (0.4%)
115,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	98,848

	TOTAL CONVERTIBLE BONDS (Cost $4,212,595)	4,305,713

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE
COMMON STOCKS (70.1%)
	Communication Services (5.9%)
9,800	Alphabet, Inc. - Class A#~	$937,370
3,690	Comcast Corp. - Class A	108,228
1,695	Meta Platforms, Inc. - Class A#	229,977
375	Netflix, Inc.#	88,290
1,615	Walt Disney Company#	152,343

		1,516,208

	Consumer Discretionary (7.7%)
6,900	Amazon.com, Inc.#~	779,700
45	Booking Holdings, Inc.#	73,945
560	Home Depot, Inc.	154,526
410	Lowe’s Companies, Inc.	77,002
560	McDonald’s Corp.	129,214
2,805	MGM Resorts International	83,365
1,340	NIKE, Inc. - Class B	111,381
895	Starbucks Corp.	75,413
1,345	Tesla, Inc.#	356,761
655	TJX Companies, Inc.	40,689
270	Ulta Beauty, Inc.#	108,321

		1,990,317

	Consumer Staples (5.6%)
4,990	Coca-Cola Company	279,540
325	Costco Wholesale Corp.	153,488
350	Estee Lauder Companies, Inc. - Class A	75,565
2,930	Mondelez International, Inc. - Class A	160,652
1,240	PepsiCo, Inc.	202,442
2,050	Philip Morris International, Inc.	170,171
1,910	Procter & Gamble Company	241,137
1,340	Walmart, Inc.	173,798

		1,456,793

	Energy (4.3%)
1,770	Chevron Corp.	254,296
1,180	ConocoPhillips	120,761
3,480	Exxon Mobil Corp.	303,839
940	Hess Corp.	102,451
1,505	Marathon Petroleum Corp.	149,492
1,730	Schlumberger, NV	62,107
1,875	Sysco Corp.	132,581

		1,125,527

	Financials (8.4%)
485	American Express Company	65,431
1,350	American International Group, Inc.	64,098
583	Assurant, Inc.	84,692
5,935	Bank of America Corp.	179,237
125	BlackRock, Inc.	68,785
2,330	Charles Schwab Corp.	167,457
1,020	Chubb, Ltd.	185,518
1,370	Citigroup, Inc.	57,088
1,140	Discover Financial Services	103,649
270	Goldman Sachs Group, Inc.	79,123
4,520	Huntington Bancshares, Inc.	59,574
2,540	JPMorgan Chase & Company	265,430
6,675	KeyCorp	106,933
1,555	Marsh & McLennan Companies, Inc.	232,146
3,105	Morgan Stanley	245,326
510	Northern Trust Corp.	43,636

NUMBER OF SHARES		VALUE
4,100	Wells Fargo & Company	$164,902

		2,173,025

	Health Care (10.5%)
2,020	Abbott Laboratories	195,455
1,370	AbbVie, Inc.	183,868
1,210	Alcon, Inc.	70,398
2,585	Bristol-Myers Squibb Company	183,768
830	Danaher Corp.	214,381
230	Elevance Health, Inc.	104,475
480	Eli Lilly & Company	155,208
360	Humana, Inc.	174,668
2,465	Johnson & Johnson	402,682
1,195	Medtronic, PLC	96,496
1,595	Merck & Company, Inc.	137,361
2,495	Pfizer, Inc.	109,181
230	Thermo Fisher Scientific, Inc.~	116,654
1,160	UnitedHealth Group, Inc.	585,847

		2,730,442

	Industrials (5.2%)
10,170	CSX Corp.	270,929
1,455	Honeywell International, Inc.	242,941
1,085	JB Hunt Transport Services, Inc.	169,716
440	Northrop Grumman Corp.	206,941
4,280	Raytheon Technologies Corp.	350,361
1,510	Southwest Airlines Company#	46,568
230	Stryker Corp.	46,584

		1,334,040

	Information Technology (19.4%)
765	Accenture, PLC - Class A	196,835
225	Adobe, Inc.#~	61,920
505	Advanced Micro Devices, Inc.#	31,997
12,215	Apple, Inc.~	1,688,113
2,510	Cisco Systems, Inc.	100,400
1,240	Fidelity National Information Services, Inc.	93,707
100	Intuit, Inc.	38,732
345	Lam Research Corp.	126,270
795	Mastercard, Inc. - Class A	226,050
1,005	Micron Technology, Inc.	50,351
6,100	Microsoft Corp.~	1,420,690
2,000	NVIDIA Corp.	242,780
805	Oracle Corp.	49,161
1,475	PayPal Holdings, Inc.#	126,953
565	QUALCOMM, Inc.	63,834
830	salesforce, Inc.#	119,387
2,130	Visa, Inc. - Class A	378,394

		5,015,574

	Materials (2.1%)
3,065	Freeport-McMoRan, Inc.	83,766
1,140	Linde, PLC	307,333
495	PPG Industries, Inc.	54,792
250	ServiceNow, Inc.#~	94,402

		540,293

	Real Estate (1.0%)
680	American Tower Corp.	145,996

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE
3,081	Invitation Homes, Inc.	$104,045

		250,041

	TOTAL COMMON STOCKS (Cost $11,602,971)	18,132,260

CONVERTIBLE PREFERRED STOCKS (7.0%)
	Communication Services (1.3%)
300	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	337,568

	Consumer Discretionary (0.6%)
1,495	Aptiv, PLC 5.500%, 06/15/23	142,324

	Financials (0.6%)
1,180	AMG Capital Trust II^ 5.150%, 10/15/37	56,444
1,905	KKR & Company, Inc. 6.000%, 09/15/23	103,670

		160,114

	Health Care (0.3%)
875	Boston Scientific Corp. 5.500%, 06/01/23	88,567

	Information Technology (0.9%)
170	Broadcom, Inc. 8.000%, 09/30/22	234,432

	Utilities (3.3%)
1,700	AES Corp. 6.875%, 02/15/24	150,229
5,280	American Electric Power Company, Inc.^ 6.125%, 08/15/23	261,360
875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§&** 3.369%, 09/15/29	28,910
4,430	DTE Energy Company 6.250%, 11/01/22	222,120
	NextEra Energy, Inc.
2,600	6.926%, 09/01/25	119,600
1,210	6.219%, 09/01/23	58,758

		840,977

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,813,759)	1,803,982

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2%) #

	Financials (0.0%)
6	Berkshire Hathaway, Inc.
160,212	Call, 11/18/22, Strike $310.00	303

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Other (0.2%)
80	iShares MSCI EAFE ETF
448,080	Call, 03/17/23, Strike $70.00	$1,920
73	iShares Russell 2000 ETF
1,203,916	Call, 12/16/22, Strike $200.00	4,855
18	SPDR S&P 500 ETF Trust
642,924	Put, 01/20/23, Strike $380.00	55,350
		62,125

	TOTAL PURCHASED OPTIONS (Cost $104,486)	62,428

PRINCIPAL AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES (2.2%)

	United States Treasury Note
295,000	2.500%, 05/31/24^	286,472
295,000	2.250%, 03/31/24	286,179

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $588,903)	572,651

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.6%)
933,085	State Street Navigator Securities Lending Government Money Market Portfolio, 3.124%†*** (Cost $933,085)	933,085

TOTAL INVESTMENTS (99.7%) (Cost $19,255,799)		25,810,119

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.6%)		(933,085)
OTHER ASSETS, LESS LIABILITIES (3.9%)		1,008,885

NET ASSETS (100.0%)		$25,885,919

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $152,473.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2022 (UNAUDITED)

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
&	Illiquid security.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at September 30, 2022.
†	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
***	The rate disclosed is the 7 day net yield as of September 30, 2022.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, has designated Calamos Advisors LLC (the “Advisor”) to perform fair valuation determinations related to all Portfolio investments under the oversight of the Board. As “valuation designee” the Advisor has adopted procedures (as approved by the Board) to guide the determination of the NAV on any day on which the Portfolio’s NAV is determined. The valuation of the Portfolio’s investments is in accordance with these procedures.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Portfolio also may use fair value pricing if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. According to the procedures, the Portfolio may utilize valuations furnished by pricing services which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of September 30, 2022, the Portfolio had no outstanding forward foreign currency contracts.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at September 30, 2022 was as follows*:

Cost basis of investments	$19,255,799

Gross unrealized appreciation	7,591,053
Gross unrealized depreciation	(1,036,733)

Net unrealized appreciation (depreciation)	$6,554,320

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most recent semi-annual or annual report.